TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES
At the beginning of the fiscal year	$ (19,080)	$ (29,667)
Increases - Bad debt expenses	(18,342)	(15,550)
Uses	11,634	16,070
RECPAM and currency translation adjustments	10,400	10,067
At the end of the year	$ (15,388)	$ (19,080)